Advisory Research All Cap Value Fund
A series of the Investment Managers Series Trust

Supplement dated March 23, 2010 to the
Prospectus dated December 31 2009

The following Minimum Investments table replaces the Minimum Investments table under the heading “Minimum Investments” on page 9 of the Prospectus:

	Minimum Initial Investment	Minimum Additional Investments
Direct Regular Accounts	$25,000	$2,500
Traditional and Roth IRA Accounts	$25,000	$2,500
Automatic Investment Plan	$25,000	$100
Gift Account For Minors	$25,000	$2,500

All reference to $100,000 minimum initial investment is replaced with $25,000.

Please file this Prospectus Supplement with your records.

Advisory Research Micro Cap Value Fund
Advisory Research Small Cap Value Fund
Advisory Research Small/Mid Cap Value Fund
Advisory Research International Small Cap Value Fund
Each a series of the Investment Managers Series Trust

Supplement dated March 23, 2010 to the
Prospectus dated December 31 2009

The following Minimum Investments table replaces the Minimum Investments table under the heading “Minimum Investments” on page 24 of the Prospectus:

	Minimum Initial Investment	Minimum Additional Investments
Direct Regular Accounts	$25,000	$2,500
Traditional and Roth IRA Accounts	$25,000	$2,500
Automatic Investment Plan	$25,000	$100
Gift Account For Minors	$25,000	$2,500

All reference to $100,000 minimum initial investment is replaced with $25,000.

Please file this Prospectus Supplement with your records.